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July 7, 2003

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re: Prudential Discovery Premier Group Variable Contract Account Registration Statement on Form N-4; File Nos. 333-95637 and 811-09799

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, The Prudential Insurance Company of America, on behalf of the The Prudential Discovery Premier Group Variable Contract Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post - effective amendment.

                             Respectfully submitted,

                             /s/ C. Christopher Sprague
                             --------------------------
                             C. Christopher Sprague
                             Vice President, Corporate Counsel
                             The Prudential Insurance Company of America